ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

4. ACQUISITIONS

During 2022, the Company completes acquisitions of Xiamen Shengruihao Technology Co., Ltd (“Shengruihao”). The transaction was accounted for in accordance with the provisions of ASC 805-10, Business Combinations. The values assigned in these financial statements represent management’s best estimate of fair values as of the Acquisition Date.

Acquisition of Shengruihao

On September 2022, Blue Hat Group entered into an acquisition pursuant to which it acquired 100% entity interest of Xiamen Shengruihao Technology Co., Ltd for an aggregated purchase price of $0.15.

The following table summarizes the combined acquisition date fair value of the assets, including intangible assets, liabilities, assumed and related goodwill acquired from Xiamen Shengruihao:

Prepayments	$1,436
Total assets acquired	$1,436
Other payables	(4,814)
Tax payables	(238)
Total Liabilities	(5,052)
Net identifiable liabilities assumed	(3,616)
Less: Foreign currency translation	(70)
Add: Goodwill	3,681
Total purchase price for acquisition net of $5 of cash	$(5)

The Company has included the operating results of Shengruihao in our consolidated financial statements since the Acquisition Date.

Acquisition of Fresh Joy

On January 25, 2021, Blue Hat Cayman entered into an acquisition pursuant to which it acquired 100% entity interest of Fresh Joy for an aggregated purchase price of $7.7736 million (the “Purchase Price”), of which 50% paid in cash and the other half paid in the Company’s restricted ordinary shares (the “Ordinary Shares”) at a per share price of the higher of the weighted average volume price of the 20 trading days prior to the issuance of such Ordinary Shares, or $4, the IPO price of the Company’s Ordinary Shares, subject to certain performance targets. Performance target for Fuzhou CSFC net profit is $2.2 million, $3.59 million and $5.74 million to be achieved for each year ending December 31, 2020, 2021 and 2022 respectively. As of the date of this annual report, Fuzhou CSFC did not achieve such performance goal. Fresh Joy, through its affiliated Xinyou Entertainment and Xinyou Technology, signed a series of VIE agreements with Fujian Roar Game, which holds 51% equity of Fuzhou Csfctech Co., Ltd and 100% equity of Fuzhou UC71 Co., Ltd (the “Fresh Joy Group”).

Up to reporting date, the Company has paid $0 to Fresh Joy  . The following table summarizes the combined acquisition date fair value of the assets, including intangible assets, liabilities, assumed and related goodwill acquired from Fresh Joy Group:

Accounts receivables	$6,432,414
Other receivables	49,704
Prepayments, net	1,797,617
Right-of-use assets	91,513
Property, plant and equipment, net	148,095
Intangible assets	6,876,455
Deferred tax assets	136,546
Total assets acquired	$15,532,344
Accrued expenses and other payables	2,462,953
Taxes payable	2,185,779
Customer deposits	597,380
Short term loans, bank	849,959
Operating lease liability	96,131
Total Liabilities	$6,192,202
Net identifiable assets acquired	9,340,142
Less: Non-controlling interest	5,379,104
Add: Goodwill	3,792,056
Total purchase price for acquisition net of $20,506 of cash	$7,753,094

The Company has included the operating results of Fresh Joy Group in our consolidated financial statements since the Acquisition Date.

Acquisition of Fujian Youth Hand in Hand Educational Technology Co., Ltd

On September 18, 2017, Blue Hat Fujian formed a joint venture, contributing a 48.5% equity interest in Fujian Youth. Subsequently in January, 2021, the Company entered into a contract with a third party to acquire the rest of 51.5% equity of Fujian Youth with purchase consideration in aggregate was $163,270.

The following table summarizes the combined acquisition date fair value of the assets, including intangible assets, liabilities, assumed and related goodwill acquired from Fujian Youth:

Accounts receivables	$78,772
Other receivables	10,321
Inventories	2,955
Prepayments	1,215,130
Property, plant and equipment, net	153
Intangible assets, net	910,284
Total assets acquired	$2,217,615
Accrued expenses and other payables	1,993,335
Total Liabilities	1,993,335
Net identifiable assets acquired	224,280
Less: 48.5% owned by Blue Hat Interactive Entertainment Technology	75,547
Add: Goodwill	14,537
Total purchase price for acquisition net of $944 of cash	$163,270

The Company has included the operating results of Fujian Youth in our consolidated financial statements since the Acquisition Date.